Schedule of Weighted Average Remaining Lease Terms and Weighted Average Discount Rates (Details)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted average remaining lease term - operating leases	6 months	9 months	1 year 9 months
Weighted average discount rate - operating leases	12.00%	12.00%	12.00%